Income/(Loss) per share	12 Months Ended
Dec. 31, 2023
Net (loss)/income per share attributable to ordinary shareholders of Smart Share Global Limited
Income/(Loss) per share

15. Income/(Loss) per share

Basic income/(loss) per share and diluted income/(loss) per share have been calculated in accordance with ASC 260 Earnings per share for the years ended December 31, 2021, 2022 and 2023 as below:

	Year Ended
	December 31,
	2021	2022	2023
	RMB	RMB	RMB
Numerator:
Net (loss)/income	(124,615)	(711,240)	87,741
Less: Accretion on convertible redeemable preferred shares to redemption value	(4,729,719)	—	—
Less: deemed dividend to the shareholders	(104,036)	—	—
Net (loss)/income attributable to ordinary shareholders - basic and diluted	(4,958,370)	(711,240)	87,741
Denominator:
Weighted average number of ordinary shares outstanding - basic and diluted	406,567,584	518,307,406	519,802,240
Net (loss)/income per share - basic and diluted	(12.20)	(1.37)	0.17

For the years ended December 31, 2021, 2022 and 2023, the effects of all outstanding RSUs and share options have been excluded from the computation of diluted (loss)/income per share as their effects would be antidilutive.

The potentially dilutive securities that have not been included in the calculation of diluted net (loss)/income per share as their inclusion would be anti-dilutive are as follows:

	Year Ended December 31,
	2021	2022	2023
Shares issuable upon vesting of RSUs	10,723,068	490,148	2,188,603
Shares issuable upon vesting of share options	2,821,137	—	4,615,980
Total	13,544,205	490,148	6,804,583